CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Issued Capital [Member]	Equity Reserves [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit [Member]	Total
Beginning balance (Shares) at Dec. 31, 2019	$ 396,026	$ 21,448	$ (66,501)	$ (78,870)	$ 272,103
Balance, beginning of the year (Shares) at Dec. 31, 2019	55,453				55,453
Grant of stock options and restricted share units		1,180			$ 1,180
Share-based payments		458			458
Exercise of warrants	$ 6,136	(2,320)			$ 3,816
Exercise of warrants (Shares)	2,953				2,953
Exercise of share options	$ 626	(209)			$ 417
Exercise of share options (Shares)	81				81
Exercise of restricted share units	$ 1,183	(1,183)
Exercise of restricted share units (Shares)	40				40
Expiry of warrants		(159)		159
Expiry of share options		(47)		47
Purchase consideration	$ 2,243	2,123			$ 4,366
Purchase consideration (Shares)	252				252
Currency translation adjustment			(41,937)		$ (41,937)
Net income for the year				6,761	6,761
Beginning balance (Shares) at Dec. 31, 2020	$ 406,214	21,291	(108,438)	(71,903)	$ 247,164
Balance, end of the year (Shares) at Dec. 31, 2020	58,779				58,779
Grant of stock options and restricted share units		1,580			$ 1,580
Share-based payments		1,555			1,555
Exercise of warrants	$ 7,982	(5,344)			$ 2,638
Exercise of warrants (Shares)	5,723				5,723
Exercise of share options	$ 944	(421)			$ 523
Exercise of share options (Shares)	156				156
Exercise of restricted share units	$ 842	(842)
Exercise of restricted share units (Shares)	69				69
Expiry of warrants		(5)		5
Purchase consideration	$ 0
Purchase consideration (Shares)					0
Currency translation adjustment			(10,334)		$ (10,334)
Net income for the year				22,571	22,571
Beginning balance (Shares) at Dec. 31, 2021	$ 415,982	$ 17,814	$ (118,772)	$ (49,327)	$ 265,697
Balance, end of the year (Shares) at Dec. 31, 2021	64,727				64,727